Long-Term Investments (Tables)	6 Months Ended
Jun. 30, 2025
Long-Term Investments [Abstract]
Schedule of Long-Term Investments

Long-term investment represented investment in Quleduo Technology Co., (“Quleduo”).

	June 30,	December 31,
	2025	2024
Investment in Quleduo	$1,500,000	$1,500,000
Less: share of equity loss in Quleduo	(21,600)	(19,200)
Total assets	$1,478,400	$1,480,800